Investment Income - Schedule of investment income (Details)	6 Months Ended
	Jun. 30, 2026 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 HKD ($)
Other Income and Expenses [Abstract]
Option premium income	$ 8,139,300	$ 1,037,911	$ 0
Realized gain on disposal of digital assets	214,867	27,400	0
Investment income from stable coins and digital assets	5,188,573	661,639	0
Change in fair value of derivative liabilities	2,158,422	275,239	0
Change in fair value of stable coins, digital assets and digital assets – restricted	(2,124,820,727)	(270,953,931)	0
Change in fair value of marketable securities	1,616,700	206,159	0
Others	(92,802)	(11,834)	0
Total investment gain (losses), net	$ (2,107,595,667)	$ (268,757,417)	$ 0